Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

May 31, 2020

MES-QTLY-0720
1.802181.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 1.1%
Biotechnology - 1.1%
Calyxt, Inc. (a)(b)	800,000	$3,472,000
Natera, Inc. (a)(b)	760,000	33,326,000
Twist Bioscience Corp. (a)	850,000	32,257,500
		69,055,500
Electronic Equipment & Components - 0.5%
Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc.	700,000	32,340,000
Health Care Equipment & Supplies - 65.4%
Health Care Equipment - 60.8%
Abbott Laboratories	1,500,000	142,380,000
Atricure, Inc. (a)	1,200,000	57,372,000
Axonics Modulation Technologies, Inc. (a)(b)	690,000	25,302,300
Becton, Dickinson & Co.	2,500,000	617,325,000
Boston Scientific Corp. (a)	14,000,000	531,860,000
Danaher Corp.	2,780,000	463,175,800
DexCom, Inc. (a)	500,000	189,155,000
Fisher & Paykel Healthcare Corp.	4,000,000	74,440,340
Genmark Diagnostics, Inc. (a)(b)	2,669,848	25,336,858
Hologic, Inc. (a)	2,200,000	116,600,000
IDEXX Laboratories, Inc. (a)	50,000	15,444,000
Insulet Corp. (a)	1,200,000	226,284,000
Intuitive Surgical, Inc. (a)	650,000	377,019,500
Masimo Corp. (a)	1,000,000	240,190,000
Nevro Corp. (a)	642,000	80,635,200
Penumbra, Inc. (a)(b)	1,226,600	211,490,372
ResMed, Inc.	1,000,000	160,820,000
Shockwave Medical, Inc. (a)(b)	650,965	28,648,970
STERIS PLC	128,000	21,233,920
Stryker Corp.	500,000	97,865,000
Tandem Diabetes Care, Inc. (a)	1,600,000	133,040,000
Varian Medical Systems, Inc. (a)	800,000	97,112,000
ViewRay, Inc. (a)(b)(c)	8,000,000	14,000,000
		3,946,730,260
Health Care Supplies - 4.6%
Align Technology, Inc. (a)	200,000	49,124,000
Nanosonics Ltd. (a)(c)	21,300,000	102,648,033
OraSure Technologies, Inc. (a)	2,327,000	33,834,580
Quidel Corp. (a)	670,000	117,250,000
		302,856,613

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,249,586,873

Health Care Providers & Services - 10.3%
Health Care Services - 3.4%
1Life Healthcare, Inc.	1,061,584	32,574,705
Cigna Corp.	935,000	184,494,200
		217,068,905
Managed Health Care - 6.9%
Centene Corp. (a)	1,800,000	119,250,000
Humana, Inc.	360,000	147,834,000
UnitedHealth Group, Inc.	600,000	182,910,000
		449,994,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		667,062,905

Health Care Technology - 3.8%
Health Care Technology - 3.8%
Castlight Health, Inc. (a)	983,300	774,545
Castlight Health, Inc. Class B (a)	5,000,000	3,938,500
Inspire Medical Systems, Inc. (a)	850,000	69,309,000
Veeva Systems, Inc. Class A (a)	780,000	170,718,600
		244,740,645
Insurance - 0.4%
Insurance Brokers - 0.4%
eHealth, Inc. (a)	200,000	26,084,000
Life Sciences Tools & Services - 15.9%
Life Sciences Tools & Services - 15.9%
10X Genomics, Inc. (a)	330,000	25,730,100
10X Genomics, Inc. Class B (d)	392,772	30,624,433
Bruker Corp.	3,500,000	151,480,000
Lonza Group AG	290,000	143,208,005
Nanostring Technologies, Inc. (a)	340,000	10,380,200
Thermo Fisher Scientific, Inc.	1,920,000	670,444,799
		1,031,867,537
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Intersect ENT, Inc. (a)	1,280,000	14,272,000
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	1,280,000	29,299,200
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. (a)(e)(f)	1,486,367	3,760,509
TOTAL COMMON STOCKS
(Cost $3,915,401,598)		6,368,069,169

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.4%
Biotechnology - 0.4%
Element Biosciences, Inc. Series B (e)(f)	2,385,223	12,236,194
Seer, Inc. Series D1 (e)(f)	3,333,333	12,499,999
		24,736,193
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series B (a)(e)(f)	3,307,754	7,541,679
Series D (a)(e)(f)	1,607,717	5,369,775
Series E (e)(f)	1,363,636	3,449,999
		16,361,453
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $37,235,478)		41,097,646

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.11% (g)	66,936,007	66,949,394
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	54,544,517	54,549,971
TOTAL MONEY MARKET FUNDS
(Cost $121,499,365)		121,499,365
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,074,136,441)		6,530,666,180
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(37,675,558)
NET ASSETS - 100%		$6,492,990,622

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,624,433 or 0.5% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,858,155 or 0.7% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Element Biosciences, Inc. Series B	12/13/19	$12,500,000
Outset Medical, Inc.	5/5/15 - 8/20/18	$3,264,522
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$4,589,178
Outset Medical, Inc. Series D	8/20/18	$4,646,302
Outset Medical, Inc. Series E	1/27/20	$2,999,999
Seer, Inc. Series D1	5/12/20	$12,499,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,617
Fidelity Securities Lending Cash Central Fund	68,535
Total	$178,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nanosonics Ltd.	$92,968,430	$--	$--	$--	$--	$9,679,603	$102,648,033
ViewRay, Inc.	16,646,000	4,443,334	--	--	--	(7,089,334)	14,000,000
Total	$109,614,430	$4,443,334	$--	$--	$--	$2,590,269	$116,648,033

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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